Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Rental expenses under operating leases	$ 2,908,304	$ 2,753,740	$ 2,216,502
Prepaid advertising expense	6,161,815	3,214,784
Contracts
Commitments and Contingencies [Line Items]
Prepaid advertising expense	$ 6,111,611